Debt - Senior Credit Facility (Details) - USD ($)	1 Months Ended
	May 31, 2019	Mar. 31, 2023	Jan. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Letters of credit outstanding, amount				$ 17,800,000
Credit facility
Debt Instrument [Line Items]
Letters of credit outstanding, amount				17,600,000
Credit facility | Senior Credit Facility
Debt Instrument [Line Items]
Borrowing capacity	$ 75,000,000
Availability, period from maturity of subordinated debt	91 days
Availability, subordinated debt	$ 7,500,000
Commitment potential increase	50,000,000
Commitment potential reduction	$ 25,000,000
Termination notice period	15 days
Fixed charge coverage ratio	1.00
Amount outstanding				0	$ 0
Letters of credit outstanding, amount		$ 20,100,000
Credit facility | Senior Credit Facility | Federal Funds Rate | Variable rate component one
Debt Instrument [Line Items]
Spread plus (minus) on variable interest rate	0.50%
Credit facility | Senior Credit Facility | London Interbank Offered Rate (LIBOR) | Variable rate component one
Debt Instrument [Line Items]
Spread plus (minus) on variable interest rate	1.00%
Credit facility | Senior Credit Facility | London Interbank Offered Rate (LIBOR) | Minimum | Variable rate component two
Debt Instrument [Line Items]
Spread plus (minus) on variable interest rate	1.50%
Credit facility | Senior Credit Facility | London Interbank Offered Rate (LIBOR) | Maximum | Variable rate component two
Debt Instrument [Line Items]
Spread plus (minus) on variable interest rate	3.00%
Credit facility | Senior Credit Facility | Base Rate | Minimum | Variable rate component two
Debt Instrument [Line Items]
Spread plus (minus) on variable interest rate	0.00%
Credit facility | Senior Credit Facility | Base Rate | Maximum | Variable rate component two
Debt Instrument [Line Items]
Spread plus (minus) on variable interest rate	1.50%
Letter of credit | Senior Credit Facility
Debt Instrument [Line Items]
Borrowing capacity		$ 25,000,000	$ 25,000,000	$ 20,000,000